Schedule of current and non-current employee entitlements (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Current And Non-current Employee Entitlements
Current employee entitlement	$ 482,809	$ 454,342
Non-current employee entitlements	64,924	55,622
Total employee entitlements	$ 547,733	$ 509,964